UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report For The Quarter Ended:          June 30, 1999

Check Here If Amendment [ ];           Amendment Number:
This Amendment (Check Only One):  [ ] Is A Restatement.
[ ] Adds New Holdings Entries.

Institutional Investment Manager Filing This Report:

Name:         Bufka & Rodgers L.L.C.
Address:      425 N. Martingale Road
Suite 750
              Schaumburg, IL 60173

13-F File No.:     28-6300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:         Anita J. Fuchs
Title:        Executive Vice President
Phone:        847-240-2240

Signature, Place, and Date of Signing:

/s/ Anita J. Fuchs      Schaumburg, Illinois       September 10, 1999

Report Type  (Check only one.):

[ x ]    13F Holdings Report
[   ]    13F Notice
[   ]    13F Combination Report

List of Other Managers Reporting for this Manager:

Carl K. Bufka

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          144

Form 13F Information Table Value Total:          $1,226,806

List of Other Included Managers:

No. 13F File Number     Name
01                  CARL K. BUFKA











FORM 13F INFORMATION TABLE






























Voting
Authority










----------
------




Value
Shares/
Sh/
Put/
Invstmt
Other


Name of Issuer
Title of Cl
CUSIP
(x$1000
Prn Amt
Prn
Call
Dscretn
Mgr
Sol
e
Shared
--------------------
-------------
--------
------
--------
---
---
------
------
---
-----
Dura Pharmaceuticals
CNV
26632SAA7
1003
1355000
PRN

Other
1

135500
0
AES Corp.
CNV
00130HAN5
12499
10245000
PRN

Other
1

102450
00
Automatic Data Processing LYON
CNV
053015AC7
6478
5765000
PRN

Other
1

576500
0
Home Depot
CNV
437076AE2
112
40000
PRN

Other
1

40000
Motorola LYON
CNV
620076AJ8
66
60000
PRN

Other
1

60000
AES 5.375% Cvt Pfd
PRD
001033208
3751
45330
SH

Other
1

45330
Cendant Income PRIDES Cvt Pfd
PRD
151313301
1190
34550
SH

Other
1

34550
Chase Manhattan 10.84% Pfd Ser
PRD
16161A884
201
7000
SH

Other
1

7000
Sealed Air Corp $2 Ser A Cvt P
PRD
81211K209
15547
248745
SH

Other
1

248745
Time Warner/Houston Ind ACES C
PRD
442161204
10387
87100
SH

Other
1

87100
Vodafone AirTouch Comm 4.25% C
PRD
00949T308
4415
29891
SH

Other
1

29891
Vodafone AirTouch/MediaOne PIE
PRD
58440J401
14806
163597
SH

Other
1

163597
AES Corp
COM
00130H105
76874
1322565
SH

Other
1

132256
5
AES Corp Wts Exp 2000
COM
00130H113
1062
12354
SH

Other
1

12354
AFLAC, Inc.
COM
001055102
1224
25574
SH

Other
1

25574
AMR Corp
COM
001765106
457
6700
SH

Other
1

6700
AT&T Corp
COM
001957109
43744
783764
SH

Other
1

783764
AT&T Liberty Media Group Cl A
COM
001957208
107298
2919669
SH

Other
1

291966
9
Abbott Labs
COM
002824100
6611
145690
SH

Other
1

145690
Advanta Corp Cl B
COM
007942204
203
14983
SH

Other
1

14983
Allstate Corp.
COM
020002101
5161
143856
SH

Other
1

143856
Alltel Corp
COM
020039103
612
8558
SH

Other
1

8558
American Express
COM
025816109
894
6873
SH

Other
1

6873
American Genl Corp
COM
026351106
3495
46367
SH

Other
1

46367
American Home Prod
COM
026609107
6407
111662
SH

Other
1

111662
American Int'l Grp
COM
026874107
26391
225087
SH

Other
1

225087
Ameritech Corp
COM
030954101
480
6536
SH

Other
1

6536
Atlantic Richfield
COM
048825103
2485
29743
SH

Other
1

29743
Automatic Data Processing
COM
053015103
211
4800
SH

Other
1

4800
BP Amoco PLC ADS
COM
055622104
537
4953
SH

Other
1

4953
BRE Properties Inc
COM
05564E106
12430
478081
SH

Other
1

478081
Bank One Corp
COM
06423A103
943
15827
SH

Other
1

15827
Bank of America Corp.
COM
060505104
788
10747
SH

Other
1

10747
Bank of New York
COM
064057102
220
6000
SH

Other
1

6000
Bell Atlantic
COM
077853109
275
4202
SH

Other
1

4202
BellSouth
COM
079860102
2222
48172
SH

Other
1

48172
Berkshire Hathaway Cl A
COM
084670108
6752
98
SH

Other
1

98
Bristol-Myers Squibb
COM
110122108
3358
47672
SH

Other
1

47672
CINergy Corp
COM
172474108
346
10800
SH

Other
1

10800
CVS Corp
COM
126650100
710
14000
SH

Other
1

14000
Cendant Corp
COM
151313103
18354
895324
SH

Other
1

895324
Chase Manhattan Corp (New)
COM
16161A108
241
2784
SH

Other
1

2784
Chevron
COM
166751107
880
9257
SH

Other
1

9257
Chromatics Color Sciences (New
COM
171116304
124
15000
SH

Other
1

15000
Cintas Corp.
COM
172908105
17448
259691
SH

Other
1

259691
Cisco Systems
COM
17275R10
201
3124
SH

Other
1

3124
Citigroup, Inc.
COM
172967101
94208
1983326
SH

Other
1

198332
6
Coca-Cola
COM
191216100
2002
32283
SH

Other
1

32283
Comcast Cl A
COM
200300101
204
5697
SH

Other
1

5697
Comcast Cl A-Spec
COM
200300200
9670
251568
SH

Other
1

251568
Commercial Federal
COM
201647104
22571
973431
SH

Other
1

973431
Compaq Computer
COM
204493100
480
20250
SH

Other
1

20250
ConAgra Inc
COM
205887102
337
12654
SH

Other
1

12654
Corning Inc.
COM
219350105
47698
680181
SH

Other
1

680181
Covance, Inc.
COM
222816100
18367
767295
SH

Other
1

767295
Cox Communications
COM
224044107
3546
96328
SH

Other
1

96328
EMC Corp
COM
268648102
484
8800
SH

Other
1

8800
Elan Corp PLC ADR
COM
284131208
41082
1480428
SH

Other
1

148042
8
Eli Lilly
COM
532457108
968
13512
SH

Other
1

13512
Equity Office Properties Tr
COM
294741103
2603
101590
SH

Other
1

101590
Estee Lauder Cl A
COM
518439104
235
4680
SH

Other
1

4680
Exxon
COM
302290101
5092
66028
SH

Other
1

66028
Fannie Mae
COM
313586109
60430
885426
SH

Other
1

885426
First Data Corp
COM
319963104
43212
883002
SH

Other
1

883002
First Union Corp
COM
337358105
1086
23038
SH

Other
1

23038
Firstar Corporation
COM
33763V109
680
24294
SH

Other
1

24294
GTE
COM
362320103
289
3830
SH

Other
1

3830
Gannett Corp
COM
364730101
1442
20200
SH

Other
1

20200
General Comm Cl A
COM
369385109
12832
1887865
SH

Other
1

188786
5
General Electric
COM
369604103
28675
253758
SH

Other
1

253758
General Motors
COM
370442105
238
3610
SH

Other
1

3610
Gillette
COM
375766102
4350
106096
SH

Other
1

106096
Hannaford Bros
COM
410550107
214
4000
SH

Other
1

4000
Home Depot Inc.
COM
437076102
23026
357345
SH

Other
1

357345
Illinois Tool Works
COM
452308109
1177
14400
SH

Other
1

14400
Int'l Bus Machines
COM
459200101
16167
125082
SH

Other
1

125082
Johnson & Johnson
COM
478160104
28433
290133
SH

Other
1

290133
Johnson Controls
COM
478366107
222
3200
SH

Other
1

3200
Kimco Realty Corp
COM
49446R109
630
15860
SH

Other
1

15860
L M Ericsson Tel Sp ADR
COM
294821400
4589
139315
SH

Other
1

139315
Level 3 Communications, Inc.
COM
52729N100
409
6805
SH

Other
1

6805
Lucent Technologies
COM
549463107
4003
59364
SH

Other
1

59364
MCI Worldcom Inc.
COM
55268B106
1489
17305
SH

Other
1

17305
MSC Industrial Direct
COM
553530106
6437
628014
SH

Other
1

628014
Masco Corp
COM
574599106
2636
91298
SH

Other
1

91298
May Dept Stores
COM
577778103
582
14250
SH

Other
1

14250
McDonalds
COM
580135101
2208
53692
SH

Other
1

53692
Meadowbrook Ins Grp
COM
58319P108
5376
394534
SH

Other
1

394534
Mediaone Group Inc.
COM
58440J104
12757
171528
SH

Other
1

171528
Merck
COM
589331107
13144
178528
SH

Other
1

178528
Microsoft Corp
COM
594918104
350
3876
SH

Other
1

3876
Minn Mining & Mfg
COM
604059105
540
6210
SH

Other
1

6210
Mobil
COM
607059102
920
9318
SH

Other
1

9318
Molex Inc.
COM
608554101
3694
99847
SH

Other
1

99847
Molex Inc. Cl A
COM
608554200
38766
1230680
SH

Other
1

123068
0
Monsanto
COM
611662107
214
5400
SH

Other
1

5400
Morgan J P
COM
616880100
275
1956
SH

Other
1

1956
Morgan Stanley Dean Witter & C
COM
617446448
3781
36846
SH

Other
1

36846
Motorola Inc.
COM
620076109
74245
783592
SH

Other
1

783592
NICOR
COM
654086107
365
9600
SH

Other
1

9600
NiSource Inc.
COM
65473P105
5350
207265
SH

Other
1

207265
Nucor
COM
670346105
213
4500
SH

Other
1

4500
Oracle Corporation
COM
68389X105
209
5638
SH

Other
1

5638
PNC Bank Corp
COM
693475105
12518
217225
SH

Other
1

217225
Pepsico
COM
713448108
2015
52074
SH

Other
1

52074
Pfizer
COM
717081103
1349
12380
SH

Other
1

12380
Philip Morris
COM
718154107
6523
162318
SH

Other
1

162318
Pioneer Hi-Bred
COM
723686101
292
7500
SH

Other
1

7500
Procter & Gamble
COM
742718109
1375
15404
SH

Other
1

15404
Royal Dutch Pet 1.25 Gldrs
COM
780257804
2817
46756
SH

Other
1

46756
SBC Comm
COM
78387G103
844
14556
SH

Other
1

14556
Schering-Plough
COM
806605101
8463
161208
SH

Other
1

161208
Schlumberger Ltd
COM
806857108
1684
26442
SH

Other
1

26442
Sealed Air Corp
COM
81211K100
5167
79650
SH

Other
1

79650
Sears Roebuck
COM
812387108
2418
54257
SH

Other
1

54257
ServiceMaster Company
COM
81760N109
1192
63561
SH

Other
1

63561
Silicon Graphics
COM
827056102
637
38900
SH

Other
1

38900
Simon Property Group, Inc.
COM
828806109
10264
404495
SH

Other
1

404495
Sola Int'l
COM
834092108
8144
418960
SH

Other
1

418960
Southwest Airlines
COM
844741108
1522
48900
SH

Other
1

48900
Sovereign Bancorp, Inc.
COM
845905108
136
11200
SH

Other
1

11200
Sprint Corp
COM
852061100
4607
86918
SH

Other
1

86918
Sprint PCS Group
COM
852061506
764
13403
SH

Other
1

13403
State Street Corp.
COM
857477102
751
8800
SH

Other
1

8800
Summit Bancorp
COM
866005101
327
7811
SH

Other
1

7811
TCI Satellite Ser A
COM
872298104
90
30742
SH

Other
1

30742
Telular Corp (New)
COM
87970T208
56
18925
SH

Other
1

18925
The Walt Disney Co. (New)
COM
254687106
824
26730
SH

Other
1

26730
Torchmark
COM
891027104
3960
116034
SH

Other
1

116034
Transamerica
COM
893485102
255
3400
SH

Other
1

3400
Travelers Property Casualty Co
COM
893939108
567
14500
SH

Other
1

14500
Tribune
COM
896047107
4698
53926
SH

Other
1

53926
US Bancorp
COM
902973106
564
16908
SH

Other
1

16908
Univ Hlth Rlty Tr
COM
91359E105
983
49928
SH

Other
1

49928
Valmont Industries
COM
920253101
393
23100
SH

Other
1

23100
Vodafone Airtouch PLC ADR
COM
92857T107
56406
286325
SH

Other
1

286325
Waddell & Reed Fin'l Cl B
COM
930059209
287
10631
SH

Other
1

10631
Wal Mart Stores
COM
931142103
437
9060
SH

Other
1

9060
Walgreen Company
COM
931422109
2350
80000
SH

Other
1

80000
Warner Lambert Co
COM
934488107
988
14300
SH

Other
1

14300
Wells Fargo (New)
COM
949746101
3848
90016
SH

Other
1

90016
Westvaco Corp Com
COM
961548104
338
11672
SH

Other
1

11672
Vanguard Fixed-Intmed Treas

922031802
154
14679.45
SH

Other
1

14679.
453
Vanguard Index Tr 500 Port

922908108
701
5525.58
SH

Other
1

5525.5
8